UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      MAK Capital One LLC

Address:   590 Madison Avenue, 9th Floor
           New York, New York 10022


Form 13F File Number: 028-12344


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kaufman
Title:  Managing Member
Phone:  (212) 486-3211

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Kaufman                New York, New York                 11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      723,456
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-05431             Sunrise Partners Limited Partnership
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ----
AGILYSYS INC                 COM            00847J105   45,448 5,284,648 SH       SOLE                5,284,648         0    0
AGILYSYS INC                 COM            00847J105   15,242 1,772,286 SH       DEFINED    01               0 1,772,286    0
AGNICO-EAGLE MINES LTD       COM            008474108   20,747   399,900 PRN      SOLE                  399,900         0    0
CANADIAN NAT RES LTD         COM            136385101   45,049 1,463,100 SH       SOLE                1,463,100         0    0
CERADYNE INC                 COM            156710105   34,274 1,402,929 SH       SOLE                1,402,929         0    0
CERADYNE INC                 COM            156710105    3,185   130,369 SH       DEFINED    01               0   130,369    0
COMPUWARE CORP               COM            205638109   41,554 4,201,638 SH       SOLE                4,201,638         0    0
COMPUWARE CORP               COM            205638109       78     7,900 SH       DEFINED    01               0     7,900    0
ELECTRONIC ARTS INC          COM            285512109   62,764 4,945,945 SH       SOLE                4,945,945         0    0
ELECTRONIC ARTS INC          COM            285512109    3,184   250,913 SH       DEFINED    01               0   250,913    0
EQT CORP                     COM            26884L109   37,471   635,100 SH       SOLE                  635,100         0    0
FIDELITY NATIONAL FINANCIAL  CL A           31620R105   75,725 3,540,200 SH       SOLE                3,540,200         0    0
FIDELITY NATIONAL FINANCIAL  CL A           31620R105   10,226   478,079 SH       DEFINED    01               0   478,079    0
LINDSAY CORP                 COM            535555106    7,576   105,267 SH       SOLE                  105,267         0    0
MOSAIC CO                    COM            61945A107   88,696 1,539,600 SH       SOLE                1,539,600         0    0
MOSAIC CO                    COM            61945A107    6,217   107,916 SH       DEFINED    01               0   107,916    0
NEUROBIOLOGICAL TECHNOLOGIES COM            64124W106      729 3,627,191 SH       SOLE                3,627,191         0    0
NEUROBIOLOGICAL TECHNOLOGIES COM            64124W106      320 1,592,864 SH       DEFINED    01               0 1,592,864    0
NOVAGOLD RES INC             COM NEW        66987E206   11,960 2,135,781 SH       SOLE                2,135,781         0    0
ORBOTECH LTD                 ORD            M75253100   32,852 3,833,344 SH       SOLE                3,833,344         0    0
ORBOTECH LTD                 ORD            M75253100    2,937   342,724 SH       DEFINED    01               0   342,724    0
SCHWAB CHARLES CORP NEW      COM            808513105   59,201 4,630,500 SH       SOLE                4,630,500         0    0
SCHWAB CHARLES CORP NEW      COM            808513105    4,134   323,363 SH       DEFINED    01               0   323,363    0
STILLWATER MNG CO            COM            86074Q102   40,766 3,457,622 SH       SOLE                3,457,622         0    0
ZYGO CORP                    COM            989855101   59,583 3,257,675 SH       SOLE                3,257,675         0    0
ZYGO CORP                    COM            989855101   13,538   740,183 SH       DEFINED    01               0   740,183    0


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